Cash and cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents and restricted cash
Deposits served as collateral	$ 305	$ 316	$ 169
Restricted cash held in third party trust account		$ 351